Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2022 and 2021, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value based on NAV as practical expedient	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$1,797,934	$—	$—	$1,797,934
U.S. states, territories and municipalities	—	10,126	48,747	—	58,873
Non-U.S. sovereign government, supranational and government related	—	1,654,532	—	—	1,654,532
Corporate bonds	—	5,759,149	—	—	5,759,149
Asset-backed securities	—	12,434	15,930	—	28,364
Residential mortgage-backed securities	—	3,723,062	—	—	3,723,062
Fixed maturities	$—	$12,957,237	$64,677	$—	$13,021,914
Short-term investments	$—	$516,603	$6,907	$—	$523,510
Equities
Real estate	$61,754	$—	$1,814	$—	$63,568
Consumer non-cyclical	—	—	10,081	—	10,081
Diversified	—	—	9,667	—	9,667
Consumer cyclical	4,449	—	28	—	4,477
Energy	3	—	1,514	—	1,517
Finance	—	—	120	—	120
Industrials	20	—	76	—	96
Insurance	—	42	—	—	42
Fund investments	—	—	—	840,318	840,318
Equities	$66,226	$42	$23,300	$840,318	$929,886
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$13,705	$—	$—	$13,705
Interest rate swaps	—	258	—	—	258
Insurance-linked securities	—	—	6,657	—	6,657
Options and warrants	—	—	8,691	—	8,691
TBAs	—	578	—	—	578
Other
Corporate loans (1)	—	1,015,529	287,278	—	1,302,807
Notes and loans receivable and notes securitization	—	—	3,166	—	3,166
Real estate company investment	—	—	491,602	—	491,602
Fund investments	—	—	36,274	1,271,612	1,307,886
Derivative liabilities
Foreign exchange forward contracts	—	(17,336)	—	—	(17,336)
Interest rate swaps	—	(153)	—	—	(153)
Other invested assets	$—	$1,012,581	$833,668	$1,271,612	$3,117,861
Total	$66,226	$14,486,463	$928,552	$2,111,930	$17,593,171

(1)Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.0 billion and $1.0 billion at December 31, 2022 and 2021, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.3 billion and $0.4 billion of other privately issued corporate loans at December 31, 2022 and 2021, respectively.

December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value based on NAV practical expedient	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,118,772	$—	$—	$2,118,772
U.S. states, territories and municipalities	—	12,878	95,181	—	108,059
Non-U.S. sovereign government, supranational and government related	—	2,181,127	—	—	2,181,127
Corporate bonds	—	5,441,908	—	—	5,441,908
Asset-backed securities	—	—	16,764	—	16,764
Residential mortgage-backed securities	—	4,204,644	—	—	4,204,644
Fixed maturities	$—	$13,959,329	$111,945	$—	$14,071,274
Short-term investments	$—	$205,146	$—	$—	$205,146
Equities
Real estate	$97,854	$—	$2,097	$—	$99,951
Consumer non-cyclical	343	—	10,081		10,424
Consumer cyclical	7,341	—	1,394	—	8,735
Diversified	4	—	7,468	—	7,472
Energy	1,112	—	2,368	—	3,480
Industrials	137	—	220	—	357
Finance	—	—	128	—	128
Insurance	—	18	—	—	18
Fund investments (1)	—	—	—	1,621,019	1,621,019
Equities	$106,791	$18	$23,756	$1,621,019	$1,751,584
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$8,841	$—	$—	$8,841
Total return swaps	—	—	153	—	153
Insurance-linked securities	—	—	5,663	—	5,663
Other	—	—	3,059	—	3,059
Other
Corporate loans (1)	—	1,104,444	287,527	—	1,391,971
Notes and loans receivable and notes securitization	—	—	6,575	—	6,575
Real estate company investment (2)	—	—	560,687	—	560,687
Fund investments (1)	—	—	11,739	1,346,797	1,358,536
Derivative liabilities
Foreign exchange forward contracts	—	(6,657)	—	—	(6,657)
Total return swaps	—	—	(1,079)	—	(1,079)
Interest rate swaps	—	(10,489)	—	—	(10,489)
Other invested assets	$—	$1,096,139	$874,324	$1,346,797	$3,317,260
Total	$106,791	$15,260,632	$1,010,025	$2,967,816	$19,345,264

(1)The classification of fund investments was revised from Level 3 to "Fair values based on NAV practical expedient" in order to align the disclosure with the valuation methodology used by the Company. In addition, the classification of certain investments in corporate loans was revised from Level 3 to Level 2 to reflect the appropriate fair value hierarchy level for investments with quoted prices, and one investment was reclassified from corporate loans to fund investments. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. These revisions are not considered to be material to previously issued financial statements.
(2)A certain investment previously disclosed as equity method and excluded from the fair value table is now included and presented as a Level 3 investment in order to align the disclosure with the valuation methodology used by the Company. The comparative disclosures as of December 31, 2021 have been revised to align with the presentation at December 31, 2022. This revision is not considered to be material to previously issued financial statements. Accordingly, no changes were made to the prior period Consolidated Balance Sheet or Consolidated Statements of Operations.

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2022 and 2021, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2022	Balance at beginning of year	(Losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into Level 3	Balance at end of year	Change in unrealized (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$95,181	$(13,862)	$—	$(32,572)	$—	$48,747	$(14,108)
Asset-backed securities	16,764	—	—	(834)	—	15,930	—
Fixed maturities	$111,945	$(13,862)	$—	$(33,406)	$—	$64,677	$(14,108)
Short-term investments	$—	$—	$6,907	$—	$—	$6,907	$—
Equities
Energy	$2,368	$(854)	$—	$—	$—	$1,514	$(854)
Consumer non-cyclical	10,081	—	—	—	—	10,081	—
Real estate	2,097	(283)	—	—	—	1,814	(283)
Consumer cyclical	1,394	(1,366)	—	—	—	28	(1,366)
Finance	128	(8)	—	—	—	120	(8)
Industrials	220	13	—	(157)	—	76	(53)
Diversified	7,468	(223)	2,759	(337)	—	9,667	(344)
Equities	$23,756	$(2,721)	$2,759	$(494)	$—	$23,300	$(2,908)
Other invested assets
Derivatives, net	$7,796	$1,929	$5,631	$(8)	$—	$15,348	$996
Corporate loans	287,527	1,443	34,543	(42,589)	6,354	287,278	2,166
Notes and loan receivables and notes securitization	6,575	(594)	—	(2,815)	—	3,166	2,301
Fund investments	11,739	92	30,286	(5,843)	—	36,274	322
Real estate company investment	560,687	(69,085)	—	—	—	491,602	(69,085)
Other invested assets	$874,324	$(66,215)	$70,460	$(51,255)	$6,354	$833,668	$(63,300)
Total	$1,010,025	$(82,798)	$80,126	$(85,155)	$6,354	$928,552	$(80,316)

(1)Included sales of Fixed maturities and Other invested assets of $32 million and $36 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $33 million and sales of notes and loan receivables and notes securitization of $3 million.

For the year ended December 31, 2021	Balance at beginning of year	(Losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$120,477	$(7,330)	$—	$(17,966)	$—	$95,181	$(8,818)
Asset-backed securities	17,528	—	—	(764)	—	16,764	—
Corporate	16,530	165	—	(16,695)	—	—	—
Fixed maturities	$154,535	$(7,165)	$—	$(35,425)	$—	$111,945	$(8,818)
Equities
Energy	$34,448	$54,509	$6	$(86,595)	$—	$2,368	$1,326
Consumer non-cyclical	6,886	7,557	—	—	(4,362)	10,081	4,522
Insurance	4,000	—	—	(4,000)	—	—	—
Real estate	2,338	(241)	—	—	—	2,097	(241)
Consumer cyclical	475	(916)	1,835	—	—	1,394	(916)
Finance	138	(10)	—	—	—	128	(10)
Industrials	39	245	309	(334)	(39)	220	99
Diversified	3,098	1,901	2,469	—	—	7,468	1,901
Equities (2)	$51,422	$63,045	$4,619	$(90,929)	$(4,401)	$23,756	$6,681
Other invested assets
Derivatives, net	$(862)	$5,718	$3,059	$(119)	$—	$7,796	$4,018
Corporate loans (2)	374,556	(9,883)	78,673	(151,543)	(4,276)	287,527	(6,844)
Notes and loan receivables and notes securitization	7,121	(71)	21	(496)	—	6,575	(6,895)
Fund investments (2)	32,810	(149)	392	(21,314)	—	11,739	(149)
Real estate company investment (2)	494,010	66,677	—	—	—	560,687	66,677
Other invested assets	$907,635	$62,292	$82,145	$(173,472)	$(4,276)	$874,324	$56,807
Total	$1,113,592	$118,172	$86,764	$(299,826)	$(8,677)	$1,010,025	$54,670

(1)Included sales of Fixed maturities, Equities and Other invested assets of $17 million, $91 million and $119 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Equities included sales of $87 million in energy and $4 million in insurance. Sales of Other invested assets included sales of corporate loans.
(2)The Level 3 reconciliation for the year ended December 31, 2021 has been recast to reflect the reclassification of certain investments within the fair value table as discussed above.

Summary of significant unobservable inputs used in the valuation of financial instruments
The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2022 and 2021 were as follows (fair value in thousands of U.S. dollars):

December 31, 2022	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$48,747	Discounted cash flow	Credit spreads	2.7% – 3.6% (3.4%)
Short-term investments	6,907	Discounted cash flow	Credit spreads	2.5% (2.5%)
Other invested assets
Insurance-linked securities – longevity swaps	6,657	Discounted cash flow	Credit spreads	5.7% (5.7%)
Fund investments	6,008	Discounted cash flow	Effective yield	0.6% (0.6%)
Note securitization	188	Discounted cash flow	Credit spreads	2.5% (2.5%)
Real estate company investment	491,602	Income capitalization	Estimated rental value (per sq ft)	$84 – $90 ($87)
			Net initial yield	2.2% – 4.6% (3.9%)
			Reversionary yield	4.6% – 5.3% (4.9%)
		Comparable method	Sale value (per sq ft)	$1,617 – $5,459 ($4,836)

December 31, 2021	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$95,181	Discounted cash flow	Credit spreads	2.5% – 254.5%, (14.3%)
Other invested assets
Total return swaps, net	(926)	Discounted cash flow	Credit spreads	2.4% – 41.3%, (36.5%)
Insurance-linked securities – longevity swaps	5,663	Discounted cash flow	Credit spreads	1.7% (1.7%)
Notes and loans receivables	1,791	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Note securitization	403	Discounted cash flow	Credit spreads	2.5% (2.5%)
Fund investments	8,832	Discounted cash flow	Effective yield	3.5% (3.5%)
Real estate company investment	560,687	Income capitalization	Estimated rental value (per sq ft)	$92 - $100 ($96)
			Net initial yield	2.2% - 4.5% (3.9%)
			Reversionary yield	4.4% - 4.9% (4.7%)
		Comparable method	Sale value (per sq ft)	$1,763 - $5,916 ($5,222)

(1)Unobservable inputs were weighted by the relative fair value of the instruments.

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	2022	2021	2020
Fixed maturities and short-term investments	$(1,807,048)	$(558,466)	$219,946
Equities	(505,072)	198,780	167,456
Other invested assets	(136,580)	184,209	63,669
Total	$(2,448,700)	$(175,477)	$451,071

Details of portfolio of investments using NAV as a practical expedient
The table below reflects the Company's portfolio of investments measured using net asset valuations as the practical expedient (in thousands of US dollars):

	At December 31, 2022		December 31, 2021
	Carrying Value (1)	Remaining Unfunded Commitment	Carrying Value (1)	Remaining Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Public equity funds	$629,125	$—	$1,461,620	$—	See below	See below
Private equity funds	389,736	150,458	499,289	195,871	See below	See below
Private credit funds	404,065	67,815	294,760	184,590	See below	See below
Multi-strategy funds	689,004	147,409	712,147	114,880	See below	See below
Total fund investments	$2,111,930	$365,682	$2,967,816	$495,341

(1)The table above only reflects the Company's investments valued at fair value based on the NAV practical expedient, which includes fund investments of $840 million included in Equities and $1,272 million included in Other invested assets at December 31, 2022 and fund investments of $1,621 million included in Equities and $1,347 million included in Other invested assets at December 31, 2021.